Investment in Associate - Additional Information (Detail) $ in Thousands, $ in Millions		3 Months Ended		6 Months Ended
	Jan. 31, 2020 shares	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 14, 2017 CAD ($)
Disclosure of associates and joint ventures [line items]
Amount advanced in exchange for convertible note receivable						$ (10,000)
Kutcho [member]
Disclosure of associates and joint ventures [line items]
Number of shares of associate owned | shares				7,153,846
Number of share purchase warrants of associate owned | shares				4,076,923
Amount advanced in exchange for convertible note receivable							$ 20
Coupon rate on convertible note receivable				10.00%
Number of shares issued and outstanding by associate | shares	68,247,628
Undiluted ownership percentage of associate	10.00%
Fully diluted ownership percentage of associate	29.00%
Non-fully diluted potential ownership percentage of associate	37.00%
Recoverable amount of investment		$ 500
Impairment charge		$ 362	$ 1,649	$ 362	$ 1,649